Weighted Average Asset Allocation Of Pension Plan - Pinnacle Foods (Detail)	Dec. 30, 2012	Dec. 25, 2011
Schedule Of Defined Contribution Pension And Other Postretirement Plans Disclosure [Line Items]
Actual plan asset allocations	100.00%	100.00%
Pinnacle Foods Pension Plan [Member] | Equity Securities [Member]
Schedule Of Defined Contribution Pension And Other Postretirement Plans Disclosure [Line Items]
Actual plan asset allocations	60.00%	59.00%
Pinnacle Foods Pension Plan [Member] | Debt Securities [Member]
Schedule Of Defined Contribution Pension And Other Postretirement Plans Disclosure [Line Items]
Actual plan asset allocations	40.00%	36.00%
Pinnacle Foods Pension Plan [Member] | Cash [Member]
Schedule Of Defined Contribution Pension And Other Postretirement Plans Disclosure [Line Items]
Actual plan asset allocations	0.00%	5.00%